Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 5,561,958	$ 4,562,880
Less: accumulated depreciation	(1,704,758)	(1,227,693)
Property and equipment, net	3,857,200	3,335,187
Mechanical equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	5,182,648	4,190,440
Electronic equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	36,360	24,372
Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 342,950	$ 348,068